Related Party Transactions - Schedule of Compensation to Key Management Personnel for Services (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2026	Oct. 31, 2025
Officers [Member]
Schedule of Compensation to Key Management Personnel for Services [Line Items]
Consulting fees	$ 171,128	$ 84,000
Share based compensation		73,929
key management personnel compensation	171,128	157,929
Directors [Member]
Schedule of Compensation to Key Management Personnel for Services [Line Items]
Share based compensation		117,595
key management personnel compensation	182,030	175,801
Directors’ fees	$ 182,030	$ 58,206